Provisions - Spanish Entities - Funding status (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Insurance contracts linked to pensions (note 14)	€ 149	€ 174	€ 192
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Total defined benefit expenses recognized in the consolidated income statements	73	76	72
Actuarial gains and losses on defined benefit pension plans	1,567	(25)	(1,677)
Post-employment plans
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Current service cost	5	10	12
Interest cost (net)	24	26	53
Expected return on insurance contracts linked to pensions	(1)	(1)	(2)
Actuarial (gains)/losses recognised in the year	0	0	0
Past service cost	13	2	3
Pre-retirement cost	0	0	1
Other	(39)	(372)	(29)
Total defined benefit expenses recognized in the consolidated income statements	2	(335)	38
Other similar obligations
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Current service cost	1	1	1
Interest cost (net)	11	9	15
Expected return on insurance contracts linked to pensions	0	0	0
Actuarial (gains)/losses recognised in the year	(15)	(3)	7
Past service cost	0	0	1
Pre-retirement cost	139	772	687
Other	(55)	(15)	(2)
Total defined benefit expenses recognized in the consolidated income statements	81	764	709
Spain
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Actuarial gains and losses on defined benefit pension plans	(37)	84	278
Spain | Post-employment plans
Disclosure of net defined benefit liability (asset) [line items]
To current employees	29	60	59
Vested obligations to retired employees	2,797	3,318	5,393
To pre-retirees employees	0	0	0
Long-service bonuses and other benefits	0	0	0
Other	65	41	42
Present value of the obligations	2,891	3,419	5,494
Less - Fair value of plan assets	1,217	1,542	1,547
Provisions - Provisions for pensions	1,674	1,877	3,947
Internal provisions for pensions	1,560	1,707	3,759
Net Pension Assets	(30)	0	0
Insurance contracts linked to pensions (note 14)	149	174	192
Unrecognised net assets for pensions	(5)	(4)	(4)
Spain | Other similar obligations
Disclosure of net defined benefit liability (asset) [line items]
To current employees	0	0	0
Vested obligations to retired employees	0	0	0
To pre-retirees employees	1,186	1,688	1,317
Long-service bonuses and other benefits	12	18	18
Other	0	1	0
Present value of the obligations	1,198	1,707	1,335
Less - Fair value of plan assets	10	12	14
Provisions - Provisions for pensions	1,188	1,695	1,321
Internal provisions for pensions	1,188	1,695	1,321
Net Pension Assets	0	0	0
Insurance contracts linked to pensions (note 14)	0	0	0
Unrecognised net assets for pensions	€ 0	€ 0	€ 0